GOODWILL (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Balance at beginning of year	$ 0	$ 0
Goodwill acquired (note 3)	27,588,883	0
Impairment losses	0	0	286,610
Balance at end of year	$ 27,588,883	$ 0	$ 0